STATEMENT OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (2,663,986)	$ (467,728)
Adjustments to reconcile net earnings (loss) to net cash (used in) operating activities:
Issuance of common stock for services	2,195,599	49,251
Issuance of common stock for compensation	6,895,982	1,526,704
Issuance of common stock for interest	58
Increase (decrease) in operating assets and liabilities:
Depreciation	27,347
Accounts receivable	(371,387)
Accounts payable and accrued expenses	17,711	(1,774)
Accrued compensation	(5,696,811)
Prepaid expenses	8,750	(901,602)
Payroll taxes payable	2,949
Due to related party	(414,653)	(203,835)
Net cash provided by (used in) operating activities	1,559	1,016
Net increase (decrease) in cash and cash equivalents	1,559	1,016
Cash and equivalents at beginning of period	478
Cash and equivalents at end of period	2,037	1,016
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for services	2,195,599	45,750
Shares issued for purchase of gaming equipment	512,093
Shares issued for compensation	6,895,982	1,526,704
Non-cash lease income		(250,000)
Shares issued to repay note payable	$ 3,058